Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended					0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jul. 01, 2013 Robeco Groep N. V.	Mar. 31, 2014 Robeco Groep N. V.	Mar. 31, 2014 Robeco Groep N. V. Other operating revenues	Mar. 31, 2014 Series of Individually Immaterial Business Acquisitions	Mar. 31, 2013 Series of Individually Immaterial Business Acquisitions	Mar. 31, 2012 Series of Individually Immaterial Business Acquisitions	Feb. 27, 2014 DAIKYO	Mar. 31, 2014 DAIKYO	Mar. 31, 2005 DAIKYO	Mar. 31, 2005 DAIKYO Type-1 preferred stock	Mar. 31, 2005 DAIKYO Type-2 preferred stock	Mar. 31, 2005 DAIKYO Type-4 preferred stock	Mar. 31, 2009 DAIKYO Type-7 preferred stock	Mar. 31, 2009 DAIKYO Type-8 preferred stock	Mar. 31, 2013 Scenario, Previously Reported Series of Individually Immaterial Business Acquisitions	Mar. 31, 2012 Scenario, Previously Reported Series of Individually Immaterial Business Acquisitions	Mar. 31, 2013 Scenario, Adjustment Series of Individually Immaterial Business Acquisitions	Mar. 31, 2012 Scenario, Adjustment Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Percentage of voting interests acquired		51.00%			90.01%
Total acquisition consideration					¥ 255,900	¥ 255,900						¥ 124,606
Consideration transferred for acquired interest					250,724.0
Acquisition, cost of acquired entity paid in cash					231,316			62,565	70,537	11,964
Other transfer to acquire interest					19,408
Shares issued for acquired interest					13,902,900
Shares price for acquired interest					¥ 1,396
Estimated fair value of contingent consideration					5,176	2,833
Contingent consideration remeasuresment reduction							2,343
Transaction costs					2,039						23
Goodwill	366,375	126,329	95,811	94,790		131,780		39,507											34,429	4,024	24,114	3,478
Acquired intangible assets other than goodwill						205,730		1,343											14,491	0	29,090	2,476
Revenues	1,341,651	1,055,764	964,779			111,027
Income from continuing operations	186,490	118,890	82,907			17,251
Number of common stock shares acquired in business acquisition											398,204,999		133,720,000
Number of preferred stock shares acquired in business acquisition														10,000,000	15,000,000	25,000,000	25,000,000	23,598,144
Percentage of ownership interest before the acquisition											31.70%
Percentage of ownership interest after the acquisition											64.10%
Business combination, step acquisition, equity interest in acquiree, fair value											124,606
Business combination, step acquisition, equity interest in acquiree, remeasurement gain											58,435
Goodwill and other intangible assets												43,426
Goodwill Available For Tax Deductions								¥ 1,184	¥ 6,964